Contingencies, letters of credit and other commitments - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Oct. 31, 2025	Dec. 31, 2024
Disclosure of Commitments and Contingencies [Line Items]
Outstanding letter of credit	$ 140.9		$ 129.8
Purchase commitments	18.8		35.6
Purchase order for leases	2.5		$ 26.7
Government backed guarantee program
Disclosure of Commitments and Contingencies [Line Items]
Outstanding letter of credit	$ 10.3
Top of Range | Government backed guarantee program
Disclosure of Commitments and Contingencies [Line Items]
Guaranteed letter of credit facility agreement		$ 70.0